Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 23, 2012	Apr. 17, 2012	Jul. 07, 2011	Sep. 20, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment			$ 5,556			$ 5,556	$ 5,556
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment		$ 950			$ 950	950	950
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment	$ 6,060				6,060	6,060	6,060
Note Payable Mining Equipment 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment					9,122	9,122	9,122
Note Payble Mining Equipment 5 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment					1,339	1,339	1,339
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment				$ 628	628	628	628
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment						5,000	5,000
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment						2,250	2,250
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment					21,531	21,531	21,531
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment					$ 6,094	6,094	6,094
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment						4,447	4,447
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable (Parentheticals) [Line Items]
Note payable, monthly payment						$ 4,447	$ 4,447